Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - Class of Units A [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Per Unit Performance (for a unit outstanding throughout the period):
Net asset value per Unit, beginning of year	$ 22.06
Net asset value per Unit, end of year	23.14	$ 22.06
Limited Partner [Member]
Per Unit Performance (for a unit outstanding throughout the period):
Net realized and unrealized gains (losses)	2.17	(3.05)	$ 1.03
Net investment loss	(1.09)	(1.39)	(1.63)
Increase (decrease) for the year	1.08	(4.44)	(0.60)
Net asset value per Unit, beginning of year	22.06	26.50	27.10
Net asset value per Unit, end of year	$ 23.14	$ 22.06	$ 26.50
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.10%)	(5.60%)	(5.90%)
Operating expenses	5.80%	5.90%	5.90%
Incentive fees	0.00%	0.00%	0.00%
Total expenses	5.80%	5.90%	5.90%
Total return:
Total return before incentive fees	4.90%	(16.80%)	(2.20%)
Incentive fees	0.00%	0.00%	0.00%
Total return after incentive fees	4.90%	(16.80%)	(2.20%)